Financial instruments - Description of Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments [Line Items]
Current financial assets at amortized cost	$ 4,774,445	$ 3,160,446
Current, financial assets at fair value through profit or loss	11,188	13,879
Non-current financial assets at amortized cost	2,114	6,263
Non-current, financial assets at fair value through profit or loss	9,497	9,177
Financial assets at amortized cost	4,776,559	3,166,709
Total, financial assets at fair value through profit or loss	20,685	23,056
Cash and cash equivalent
Financial instruments [Line Items]
Current financial assets at amortized cost	2,655,236	1,515,051
Non-current financial assets at amortized cost	0	0
Financial assets at amortized cost	2,655,236	1,515,051
Trade receivables due from related parties at amortized cost
Financial instruments [Line Items]
Current financial assets at amortized cost	81,622	86,152
Non-current financial assets at amortized cost	0	0
Financial assets at amortized cost	81,622	86,152
Financial assets measured at amortized cost
Financial instruments [Line Items]
Current financial assets at amortized cost	950,167	905,170
Non-current financial assets at amortized cost	23	91
Financial assets at amortized cost	950,190	905,261
Trade and other receivables
Financial instruments [Line Items]
Current financial assets at amortized cost	1,087,420	654,073
Non-current financial assets at amortized cost	2,091	6,172
Financial assets at amortized cost	1,089,511	660,245
Financial instruments for hedging purposes
Financial instruments [Line Items]
Current, financial assets at fair value through profit or loss	7,014	12,625
Non-current, financial assets at fair value through profit or loss	0	245
Total, financial assets at fair value through profit or loss	7,014	12,870
Financial instruments held for trading
Financial instruments [Line Items]
Current, financial assets at fair value through profit or loss	4,174	1,254
Non-current, financial assets at fair value through profit or loss	0	0
Total, financial assets at fair value through profit or loss	4,174	1,254
Financial assets classified as available for sale at fair value through equity
Financial instruments [Line Items]
Current, financial assets at fair value through profit or loss	0	0
Non-current, financial assets at fair value through profit or loss	9,497	8,932
Total, financial assets at fair value through profit or loss	9,497	8,932
Total financial assets
Financial instruments [Line Items]
Current, total financial assets	4,785,633	3,174,325
Non-current, total financial assets	11,611	15,440
Total, total financial assets	$ 4,797,244	$ 3,189,765